Share capital	11 Months Ended
Dec. 31, 2019
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital
Share capital

	December 31, 2019	January 31, 2019
	£000	£000
Allotted, called up and fully paid
335,890,281 (January 31, 2019: 160,389,881) Ordinary Shares of 1p each	3,359	1,604

Changes to the number of ordinary shares in issue have been as follows:

	Number of shares	Total nominal value £000	Total share premium £000	Total consideration £000
At February 1, 2018 (1)	73,563,624	736	60,237	60,973
New share capital issued (net of transaction costs)	86,458,333	864	32,471	33,335
Share options exercised	367,924	4	98	102
At January 31, 2019	160,389,881	1,604	92,806	94,410

At February 1, 2019	160,389,881	1,604	92,806	94,410
New share capital issued (net of transaction costs)	175,378,450	1,754	36,304	38,058
Share options exercised	121,950	1	—	1
At December 31, 2019	335,890,281	3,359	129,110	132,469

(1)The difference between the nominal value of the share capital acquired in Discuva Limited and fair value of shares issued in the business combination using the acquisition method of accounting was recognized as part of the Group's merger reserve arising as a result of certain requirements in the United Kingdom.

On December 24, 2019, the Company completed an equity placing on the AIM market of the London Stock Exchange, issuing 175,378,450 new ordinary shares at a price of 22.1 pence and warrants for 26,306,765 new ordinary shares at an exercise price of 24.3 pence. Total gross proceeds of $50.0 million (£38.8 million) were raised and directly attributable transaction costs £0.7 million were incurred.
During the eleven months to December 31, 2019, the following exercises of restricted stock units took place:

Date	Number of restricted stock units exercised
April 23, 2019	104,877
December 23, 2019	17,073
121,950

The total net proceeds from exercised restricted stock units during the year was £1,220.
All new ordinary shares rank pari passu with existing ordinary shares.
Following the equity placings and the exercise of the above restricted stock units, as of December 31, 2019, the number of ordinary shares in issue was 335,890,281.
Dividends
No dividends were paid or declared in the eleven months ended December 31, 2019 (year ended January 31, 2019: £nil).